Segment information (Details Narrative) - One customer [member]	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Revenue percentage	84.00%	79.00%	89.00%
Trade and other receivables percentage	45.00%	75.00%